American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2020

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.3%
Alabama — 1.3%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	475,000	530,314
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,190,770
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,247,250
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	968,955
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	734,283
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	911,120
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	10,000,000	10,977,600
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,143,530
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,173,050
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,325,380
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,102,475
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	22,151,800
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,192,946
University of South Alabama Rev., 4.00%, 4/1/37 (AGM)	1,735,000	2,001,878
University of South Alabama Rev., 4.00%, 4/1/38 (AGM)	1,000,000	1,149,880
		54,801,231
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,168,440
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,640,768
		6,809,208
Arizona — 3.3%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 1.01%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	6,989,175
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,413,216	6,695,975
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	165,000	166,935
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	105,000	105,436
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	553,670
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	416,332
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	648,552
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	908,241
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	4,949,950
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital Obligated Group), 4.00%, 2/1/50	1,065,000	1,213,120
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	646,650
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	707,477
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	370,860
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	314,090
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	775,606
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	368,979
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	366,909
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	280,765
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	637,534
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,001,391
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,867,998
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	553,710
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	6,400,000	6,593,600
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	105,831
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	537,415

Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	220,118
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	332,883
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	240,030
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	772,352
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	764,323
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	325,863
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,073,560
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,324,600
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,046,412
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,297,608
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,397,526
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,867,200
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	475,000	477,180
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,906,864
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,508,865
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,096,013
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,244,749
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,094,454
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	965,112
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	780,709
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,937,764
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,781,235
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	420,043
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	874,801
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,102,160
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.66%, (MUNIPSA plus 0.57%), 1/1/35	3,890,000	3,854,484
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	1,055,560
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	2,008,557
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,731,210
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.89%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,597,085
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	846,062
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	745,884
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,242,870
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,360,538
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	13,020,200
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	13,732,374
		137,823,449
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,084,300
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,508,009
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,305,323
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.04%, 9/1/20 (LOC: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
		5,497,632
California — 5.5%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	718,375
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,160,360

Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,207,905
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,960,445
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,970,465
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,245,680
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,238,780
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,009,502
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,925,320
Bay Area Toll Authority Rev., VRN, 1.19%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,773,775
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	732,166
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	586,373
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	239,566
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	326,367
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	325,353
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	176,420
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,989,081
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	405,000	407,888
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,805,825
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	658,992
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,124,480
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,145,680
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,161,250
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,374,650
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,702,425
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,731,720
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,148,690
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,405,129
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,510,475
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,891,571
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,604,800
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	2,242,010
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,288,880
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,694,525
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,898,900
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,947,103
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,430,000	1,451,321
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	15,360,000	15,925,555
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,485,814
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,809,912
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,600,180
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,731,525
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,447,313
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,223,600
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,029,790
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,217,810
Los Angeles County COP, 5.00%, 9/1/20	900,000	900,000
Los Angeles Department of Water Rev., VRDN, 0.02%, 9/1/20 (SBBPA: TD Bank N.A.)	3,730,000	3,730,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: PNC Bank N.A.)	1,300,000	1,300,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: PNC Bank N.A.)	1,500,000	1,500,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,456,747
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,229,652
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,549,390
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,192,060

Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,174,240
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	937,032
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(4)	5,985,000	6,042,336
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,384,171
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,718,725
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,815,725
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,496,507
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,438,440
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,202,940
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,939,061
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,492,774
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	3,139,277
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	300,000
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	355,943
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,318,571
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	736,120
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,272,460
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,263,799
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,894,300
State of California GO, 5.00%, 12/1/26	3,955,000	4,546,668
State of California GO, 5.00%, 2/1/27	10,000,000	11,112,800
State of California GO, 5.00%, 11/1/27	5,000,000	5,717,450
State of California GO, 5.00%, 2/1/28	10,000,000	11,094,900
State of California GO, 4.00%, 9/1/32	5,000,000	5,892,850
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,200,190
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,511,448
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,307,810
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,704,089
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,267,130
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,259,700
		225,649,051
Colorado — 2.8%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,358,547
Adams County COP, 4.00%, 12/1/26	2,250,000	2,622,263
Adams County COP, 4.00%, 12/1/27	1,310,000	1,514,242
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,885,000
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,523,800
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,228,700
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,906,198
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,211,573
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,261,579
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,289,700
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,283,150
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,308,120
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,359,340
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,349,450

Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	330,408
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	415,468
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	847,192
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	555,695
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	384,503
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	435,572
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	453,424
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	286,035
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,471,342
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	686,484
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,303,860
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,087,803
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	849,155
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	864,872
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	596,901
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,125,250
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,117,580
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,497,961
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,161,640
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,619,160
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,153,836
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	1,047,880
E-470 Public Highway Authority Rev., VRN, 0.52%, (67% of the 1-month LIBOR plus 0.42%), 9/1/39	3,000,000	2,983,260
E-470 Public Highway Authority Rev., VRN, 1.16%, (67% of the 1-month LIBOR plus 1.05%), 9/1/39	1,000,000	1,000,370
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	626,125
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,279,990
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	979,620
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,101,880
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	228,994
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,570,303
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,837,667
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,923,953
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,102,220
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,165,740
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,185,893
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,462,528
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,401,540
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,401,540
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,401,540
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,501,650
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,222,403
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	797,594
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	843,323
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	621,360
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	492,308
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	757,584
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	394,544
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,216,892
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)(3)	155,000	162,981
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)(3)	165,000	180,168
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)(3)	190,000	214,928
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	136,097
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)(3)	200,000	233,782
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	158,243

Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)(3)	180,000	214,925
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	149,871
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)(3)	195,000	238,208
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	161,105
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)(3)	200,000	249,654
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	154,575
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)(3)	210,000	267,084
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	148,058
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)(3)	215,000	278,253
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	147,566
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)(3)	215,000	276,417
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	147,069
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)(3)	230,000	293,804
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	158,306
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)(3)	500,000	634,300
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	186,966
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)(3)	505,000	637,598
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)(3)	285,000	358,678
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)(3)	100,000	125,294
		113,808,434
Connecticut — 2.0%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	611,885
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,554,730
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,422,618
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	762,882
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,881,750
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	630,245
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,591,488
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,240,770
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,214,200
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	780,186
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,086,224
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,214,410
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,780,170
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,142,680
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,166,774
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,128,500
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,121,180
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,180,704
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	333,966
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,236,145
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,010,000
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,766,377
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	653,458
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	550,390
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,594,410
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,261,129
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	719,424
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	596,660
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,305,403
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	412,496

Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	469,904
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,553,650
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,102,960
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,286,284
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	2,640,000	2,739,528
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,373,400
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,525,136
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,464,384
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,300,957
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,202,330
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,690,797
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,189,710
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,120,535
State of Connecticut GO, 4.00%, 6/1/38	750,000	881,595
State of Connecticut GO, 4.00%, 6/1/39	500,000	585,850
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,397,940
		81,836,214
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,633,950
District of Columbia GO, 5.00%, 10/15/44	6,000,000	7,656,960
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(4)	1,000,000	1,119,350
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(4)	1,000,000	1,164,140
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,031,907
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,933,599
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,552,300
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,547,850
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,419,750
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,413,650
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,690,665
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,123,580
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	280,073
		44,567,774
Florida — 4.9%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,802,280
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,986,940
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,085,950
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,635,680
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,495,650
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	488,109
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,119,794
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,524,612
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,539,570
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,928,208
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,195,350
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,186,600
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,164,380
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	868,725
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,441,938
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,175,137
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,415,568
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,593,426
Fort Myers Rev., 4.00%, 12/1/29	170,000	195,167
Fort Myers Rev., 4.00%, 12/1/30	150,000	170,595
Fort Myers Rev., 4.00%, 12/1/31	650,000	736,639

Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,097,960
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,377,260
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,061,377
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,622,865
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,645,370
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,992,450
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,020,959
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,688,414
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	930,420
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,492,482
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,835,400
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,009,900
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,739,070
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	924,224
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,855,396
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,114,691
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,149,570
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,724,355
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,356,950
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,339,150
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,258,457
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	437,692
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	569,085
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	590,525
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,104,569
Orlando Tourist Development Tax Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,107,950
Orlando Tourist Development Tax Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,036,625
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,925,297
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	502,264
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	869,084
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	311,395
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	910,925
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	858,760
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,223,810
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(2)	1,200,000	752,280
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(2)	3,000,000	1,805,310
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(2)	1,500,000	830,805
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(2)	1,800,000	955,260
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,377,888
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	643,120
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	638,520
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,270,190
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	759,972
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,261,190
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,255,840
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,251,670
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,090,130
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,354,775
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,047,763
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,657,140
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,077,730
Pasco County School Board COP, VRN, 0.84%, (MUNIPSA plus 0.75%), 8/1/32	3,500,000	3,500,665
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,330,128

Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	15,903,754
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,443,839
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,063,300
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,120,100
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,337,741
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,658,920
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,994,886
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	906,384
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,122,450
Tampa Water & Wastewater System Rev., 4.00%, 10/1/41	3,300,000	4,076,226
Tampa Water & Wastewater System Rev., 4.00%, 10/1/44	3,000,000	3,660,960
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,313,696
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,778,335
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,695,763
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,061,470
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	645,000	657,429
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,235,000	2,381,303
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,990,000	2,137,976
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	500,000	501,850
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	1,000,000	1,017,920
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,250,000	3,319,842
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,252,740
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,495,596
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,273,280
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,329,440
		202,800,595
Georgia — 2.4%
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	200,666
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	760,268
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,265,140
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,053,657
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,747,400
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,862,205
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,200,352
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,142,297
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,413,995
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,252,490
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,679,280
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,370,675
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,724,500
Main Street Natural Gas, Inc. Rev., VRN, 0.66%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,980,400
Main Street Natural Gas, Inc. Rev., VRN, 0.93%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,006,800
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,817,140
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	23,308,000
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,633,680
		97,418,945
Guam — 0.1%
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,512,885
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,003,660
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,156,920

Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,076,990
		5,750,455
Hawaii — 0.5%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,621,868
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,302,000
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,977,430
		21,901,298
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,112,140
Illinois — 12.3%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,342,720
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,177,022
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,181,440
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,221,040
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	2,019,431
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,119,900
Chicago GO, 5.00%, 1/1/30	6,600,000	7,654,548
Chicago GO, 5.25%, 1/1/32	5,000,000	5,365,850
Chicago GO, 6.00%, 1/1/38	5,000,000	5,771,500
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,479,850
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,523,013
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	810,928
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	632,868
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,648,725
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,553,280
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,734,192
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,770,200
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,680,010
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,974,685
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,205,650
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,591,975
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,143,290
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,359,460
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,220,274
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,941,020
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,122,673
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,106,250
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,253,380
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,104,880
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	863,992
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	862,293
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,520,087
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,711,706
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,211,100
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,539,800
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,870,450
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,396,460
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,722,500
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,873,230
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,834,350
Cook County GO, 5.00%, 11/15/21	600,000	630,840
Cook County GO, 5.00%, 11/15/25	3,600,000	4,303,908
Cook County GO, 5.00%, 11/15/27	2,800,000	3,381,504
Cook County GO, 5.00%, 11/15/28	1,000,000	1,201,160

Cook County GO, 5.00%, 11/15/29	3,270,000	3,899,311
Cook County GO, 5.00%, 11/15/31	2,350,000	2,776,548
Cook County GO, 5.00%, 11/15/34	2,000,000	2,338,040
Cook County GO, 5.00%, 11/15/35	1,800,000	2,097,630
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,140,180
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,137,122
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,409,567
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,183,860
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,393,600
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,675,640
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,910,006
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,350,310
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,428,208
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,144,590
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,236,277
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,216,500
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,319,652
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,469,498
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,539,631
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,614,766
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,687,866
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,846,553
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	342,973
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	443,132
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	457,552
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	470,716
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	421,775
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	486,549
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	917,213
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,170,000	1,262,629
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	354,001
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,543,692
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,779,795
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,082,960
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	999,970
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,915,120
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,231,811
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	572,840
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	357,078
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	563,450
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	639,038
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	557,465
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,648,065
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	829,898
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,289,504
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,392,648
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,494,676
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,824,653
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,688,031
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,219,340
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	3,008,999
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,593,759
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,495,581
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,335,080

Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,278,553
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,538,700
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	268,638
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	781,592
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	367,029
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	771,082
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	812,003
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,378,265
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,824,900
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	13,193,800
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(4)	825,000	899,762
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(4)	1,000,000	1,136,160
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/28 (BAM)	1,000,000	1,225,520
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/29 (BAM)	1,000,000	1,244,230
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/30 (BAM)	500,000	595,985
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,593,862
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,963,075
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,954,840
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,259,750
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,294,325
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,252,970
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,487,208
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,086,775
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,601,752
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,794,075
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	898,929
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	519,017
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	283,535
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	226,154
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	636,364
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	601,843
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,295,590
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,370,829
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,761,326
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,137,790
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,607,443
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,352,200
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,383,700
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,657,420
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	125,000	126,293
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,022,620
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,867,320
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,381,626
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,301,160
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,279,600
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,366,750
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,303,240
State of Illinois GO, 5.00%, 11/1/24	12,715,000	13,885,161
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,324,300
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,497,080
State of Illinois GO, 5.00%, 11/1/27	15,000,000	16,951,350
State of Illinois GO, 5.125%, 12/1/29	17,000,000	19,431,850
State of Illinois GO, 5.50%, 5/1/30	2,500,000	3,042,675
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,361,387

State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,286,000
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,144,960
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,391,843
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,724,953
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,470,650
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,583,575
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,912,934
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,352,635
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,056,650
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,136,478
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,117,200
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	920,328
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,769,265
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,204,250
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,234,420
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	843,216
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	644,094
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	853,193
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,131,660
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,019,446
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,182,506
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,354,737
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,181,757
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,608,397
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,699,760
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,850,847
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,398,287
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,173,450
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	720,762
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	719,063
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,676,923
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,530,084
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,088,050
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,478,896
		507,609,454
Indiana — 1.2%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,902,046
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,495,680
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,587,702
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,359,456
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,380,060
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,422,421
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	3,001,050
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,786,111
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,186,384
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,842,960
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,203,924
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,165,370
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,193,564
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,210,041
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 0.37%, (MUNIPSA plus 0.28%), 12/1/46	5,000,000	4,989,200
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,001,250
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,390,805
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,133,720

Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,299,891
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,400,100
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,626,120
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,377,387
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.64%, (MUNIPSA plus 0.55%), 11/1/39	5,000,000	4,986,600
		49,941,842
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	837,408
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,016,845
		1,854,253
Kentucky — 2.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	540,468
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	712,338
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	318,119
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,078,056
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	624,730
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	535,330
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	496,076
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	404,195
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	787,197
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,915,000	2,113,337
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,036,301
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	906,799
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	855,067
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,613,423
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	766,073
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,049,480
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,743,557
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,203,580
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,517,953
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	11,043,000
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,863,750
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,708,357
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	19,240,770
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,530,020
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,189,145
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,760,940
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,812,705
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,360,293
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,461,540
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,740,606
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,814,460
		102,827,665
Louisiana — 2.0%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	657,235
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	486,668
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	604,610
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,200,230
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	596,845
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	595,175
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	592,500
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	412,937
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	293,955
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	7,931,580

Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,859,600
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,841,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,326,756
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,637,590
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,140,300
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,503,220
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,173,150
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,165,081
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,443,440
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,353,880
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	614,005
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,009,920
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	437,693
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,363,318
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,472,640
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,458,036
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	413,836
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	279,735
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	232,098
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,264,950
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	922,760
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,454,350
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,049,500
		82,788,593
Maryland — 1.5%
Baltimore Rev., 4.25%, 6/1/26	1,750,000	1,806,665
Baltimore Rev., 4.00%, 9/1/27	625,000	646,781
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,547,055
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,678,880
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,730,705
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	3,000,775
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,941,515
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,083,882
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,707,322
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,171,587
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,772,235
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,730,883
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/35	600,000	671,532
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/36	650,000	725,855
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/37	750,000	833,760
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/38	700,000	776,419
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/39	1,000,000	1,106,060
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/40	725,000	800,088
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	332,910
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	374,237
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	432,525
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,435,730
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,147,880
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	571,345
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,255,080
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	213,768

Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	188,249
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	129,635
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	139,868
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	187,521
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	266,648
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	318,498
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	343,246
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	505,550
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,987,452
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	520,996
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	759,044
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,104,760
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,984,726
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,596,387
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,168,961
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,862,987
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,979,213
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,099,642
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,221,724
		63,860,581
Massachusetts — 2.1%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,877,000
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,640,415
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	596,636
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	432,200
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	600,789
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	642,818
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,503,660
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,916,396
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	551,903
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,933,177
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)(3)	125,000	136,199
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)(3)	130,000	144,898
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)(3)	125,000	141,914
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)(3)	160,000	184,358
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)(3)	160,000	186,406
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)(3)	170,000	199,623
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)(3)	300,000	354,678
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)(3)	325,000	386,740
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)(3)	350,000	413,823

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)(3)	400,000	469,764
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)(3)	315,000	367,473
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)(3)	300,000	348,567
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)(3)	275,000	318,109
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)(3)	465,000	536,312
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)(3)	245,000	281,552
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,850,000	1,989,656
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,069,150
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	755,191
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	936,146
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	928,969
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	655,325
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	557,768
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	527,054
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	714,148
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,679,300
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,085,560
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,246,456
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,580,532
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,498,068
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	7,652,558
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,053,444
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,824,097
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	8,000,000	8,749,680
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	3,575,000	3,910,013
		87,578,525
Michigan — 3.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	970,589
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,683,929
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,839,773
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,970,228
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,136,473
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,243,633
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,077,819
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,761,187
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,879,392
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,966,245
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,349,100
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	207,278
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	324,222
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	540,370
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	448,976
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	987,572
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	871,388
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	635,630
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	577,845
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	692,676
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,439,500

Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,837,344
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,435,067
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,854,872
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/22, Prerefunded at 100% of Par(4)	19,250,000	21,032,742
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/21, Prerefunded at 100% of Par(4)	1,000,000	1,040,150
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,030,530
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	538,100
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,124,800
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,170,160
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,205,300
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,786,094
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,965,128
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,557,250
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,052,387
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,406,250
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,277,280
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,706,145
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,155,800
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,600,466
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,423,075
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,776,291
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,115,085
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	933,248
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,381,806
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,235,790
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,275,194
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,428,410
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,560,808
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,811,948
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,745,082
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,285,856
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,152,200
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	746,610
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,344,928
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,311,218
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	524,979
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,195,340
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,314,140
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	3,047,809
		123,989,507
Minnesota — 0.5%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,188,900
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,175,400
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	305,295
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	344,484
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	418,604
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	479,644
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	442,684
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	479,739
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	460,669
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	445,942
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	547,955
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,353,552

Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	923,048
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,021,060
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/29	140,000	155,414
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/32	400,000	429,760
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/33	500,000	532,550
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/40	950,000	996,094
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,231,960
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,413,660
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,194,980
		21,541,394
Mississippi — 0.4%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,024,060
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,051,780
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,616,805
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,235,020
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,111,200
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	625,000
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	584,122
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	632,983
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,975,432
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	872,121
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	888,650
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	758,352
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	818,090
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	940,838
		18,134,453
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,221,585
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	641,844
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,097,320
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	914,021
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,263,438
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,503,657
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,386,172
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	828,659
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,266,950
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	944,490
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,143,988
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	578,500
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,787,225
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	479,061
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	692,430
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	665,842
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	325,320
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	646,655
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	671,706

Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	599,578
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	322,547
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	454,184
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	799,531
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,185,763
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	547,330
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,063,642
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	693,164
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,228,420
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,030,380
		31,983,402
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,719,000
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,604,620
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,779,050
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,299,500
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,635,337
		27,037,507
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	898,650
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	869,285
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	896,794
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,182,400
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,336,777
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,198,934
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,953,107
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,434,643
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,039,346
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,076,395
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	947,449
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,595,440
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,693,701
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	510,425
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	554,791
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,058,170
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,787,480
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,147,915
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,021,650
Sparks Rev., 2.50%, 6/15/24(1)	1,080,000	1,073,023
		32,276,375
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,587,587	15,771,370
New Jersey — 5.1%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,062,200
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,154,410
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,572,820
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,675,220
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,550,400
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,610,950
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,587,250
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,045,950
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,641,910
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,244,700
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	5,805,959

New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,132,200
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,145,280
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,185,629
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,207,840
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,358,929
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,670,194
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	225,000	227,765
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,197,957
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,737,506
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,772,490
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,029,616
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,022,860
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,802,940
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,797,900
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,087,900
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,231,887
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,497,985
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,357,000
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,345,689
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,955,565
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,125,350
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,170,530
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,300,460
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,248,240
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,557,640
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,684,520
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	20,458,200
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,589,470
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,317,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,998,928
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,914,957
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	843,605
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	602,575
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	802,081
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	818,200
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	766,500
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,190,577
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,673,432
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,886,265
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,533,935
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,792,120
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,765,120
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,771,480
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,205,399
		209,733,485
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,067,800
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,387,109
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,822,113
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,201,260

Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	582,888
		8,061,170
New York — 9.3%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	454,304
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	394,356
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	392,396
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,251,220
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,515,074
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,166,770
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,361,910
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	441,933
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,447,596
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,675,725
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	965,257
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,142,641
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,039,734
Long Island Power Authority Rev., 5.00%, 5/1/21(4)	2,215,000	2,286,700
Long Island Power Authority Rev., 5.00%, 5/1/21	170,000	175,411
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,177,181
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,034,660
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,359,200
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,665,400
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,486,300
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	4,245,000	4,462,768
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	10,495,539
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,608,825
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,314,010
Metropolitan Transportation Authority Rev., VRN, 0.54%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,667,150
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	11,593,300
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,469
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,388
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	915,543
New York City GO, 5.00%, 8/1/22	7,565,000	8,250,616
New York City GO, 5.00%, 8/1/25	1,700,000	2,037,076
New York City GO, 5.00%, 8/1/25	13,605,000	16,443,275
New York City GO, 5.00%, 8/1/26	5,370,000	6,411,350
New York City GO, 5.00%, 8/1/27(3)	7,680,000	9,707,674
New York City GO, 5.00%, 8/1/32	2,000,000	2,530,860
New York City GO, 5.00%, 8/1/33	500,000	629,000
New York City GO, 5.00%, 8/1/33	1,000,000	1,260,680
New York City GO, 5.00%, 8/1/34	2,215,000	2,782,704
New York City GO, VRDN, 0.03%, 9/1/20 (SBBPA: Barclays Bank plc)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,021,350
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,177,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	12,064,600
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,906,250
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,228,770
New York City Water & Sewer System Rev., 5.00%, 6/15/30	10,000,000	13,813,000
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	11,856,764
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(2)	3,000,000	1,703,640
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	13,670,000
New York State Dormitory Authority Rev., 5.00%, 3/31/21	8,925,000	9,176,774
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	805,376

New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,137,257
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	974,331
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,992,236
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,534,078
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,183,351
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,349,521
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,559,500
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	4,018,380
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,880,200
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,727,800
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,852,297
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,513,450
Oneida County Local Development Corp. Rev., (Utica College), 4.00%, 7/1/39	750,000	756,037
Port Authority of New York & New Jersey Rev., 5.00%, 9/1/34	5,000,000	6,395,850
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	502,540
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	780,523
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,052,920
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,049,855
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,826,470
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,255,425
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	835,065
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,340,848
Triborough Bridge & Tunnel Authority Rev., VRDN, 0.02%, 9/1/20 (LOC: Citibank N.A.)	1,180,000	1,180,000
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,315,681
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,370,798
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,828,740
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,579,643
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,059,520
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,069,000
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,212,380
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,629,526
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	515,185
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,069,753
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,214,500
		384,251,179
North Carolina — 1.3%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,275,340
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,953,180
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,734,389
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,982,400
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24(3)	745,000	745,559
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40(3)	1,050,000	1,153,561
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45(3)	1,000,000	1,087,300
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,085,350
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	585,304
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,904,534
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,081,989
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,190,509
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,230,414
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,343,590
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,373,450
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,235,639

North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,072,300
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	801,771
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	741,811
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	370,256
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	813,960
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,422,600
		53,185,206
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,284,770
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,556,060
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,165,470
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,161,870
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,637,260
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,524,796
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,465,280
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	4,000,000	4,256,080
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	3,560,000	3,787,911
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,660,050
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,530,000	2,691,971
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,723,666
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,649,403
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,213,449
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	858,615
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,290,350
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,314,625
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,724,028
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,620,795
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,944,215
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,538,352
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,327,180
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,895,136
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,065,298
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,967,832
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,646,726
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,420,040
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	145,000	145,677
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,097,221
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,165,951
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,282,051
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,375,558
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,465,582
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,706,836
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	26,971,600
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,772,875
		101,374,579
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,806,165
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,194,490
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,189,750
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/21	950,000	980,676
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,070,540
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,128,874
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,194,238
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,269,038
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,235,217

Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,232,110
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	263,505
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,775,156
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	543,210
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	650,064
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,079,960
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,331,849
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,087,480
		19,032,322
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,009,690
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	543,465
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	535,540
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,094,415
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,060,280
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	360,675
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	259,655
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	208,576
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	344,630
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	653,316
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	530,414
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	312,340
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	276,907
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	240,118
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	316,248
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	279,227
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	236,784
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,548,360
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,186,100
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	620,865
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	615,710
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	612,155
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	726,516
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	960,208
		17,532,194
Pennsylvania — 8.1%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	443,720
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,381,905
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,237,640
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	668,352
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,740,335
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,913,085
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,283,138
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,580,750
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	5,000,000	5,431,500
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	875,700
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	494,900
Coatesville School District GO, 5.00%, 8/1/21 (AGM)(4)	1,000,000	1,043,610
Coatesville School District GO, 5.00%, 8/1/22 (AGM)(4)	80,000	87,186
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	861,462
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,164,380
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,174,625
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,524,300
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,505,580

Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,585,021
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,658,563
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,731,683
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,673,176
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,218,460
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,722,417
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	606,092
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	891,683
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	793,169
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,152,518
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,210,227
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,266,265
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,319,764
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,378,116
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	9,210,675
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,519,200
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.69%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,715,102
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,339,000
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,356,008
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,152,970
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,492,257
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,212,236
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,157,075
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,270,092
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,294,920
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,212,270
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,145,736
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,207,670
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	725,830
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	615,781
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.81%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,300
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	658,890
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.15%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	2,987,790
Pennsylvania COP, 5.00%, 7/1/29	600,000	766,416
Pennsylvania COP, 5.00%, 7/1/30	750,000	952,680
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,074,137
Pennsylvania COP, 5.00%, 7/1/35	450,000	559,103
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,275,675
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,474,789
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,157,250
Pennsylvania GO, 5.00%, 7/15/29	6,610,000	8,784,756
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	541,605
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	832,314
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	824,533
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	907,328
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 4.00%, 5/1/40 (AGM)	2,500,000	2,894,250
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 4.00%, 5/1/41 (AGM)	3,000,000	3,461,430

Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,075,210
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,075,210
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,250,000	1,344,012
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(4)	945,000	1,125,240
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,736,200
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,763,421
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,165,702
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,162,040
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,401,129
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,643,950
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,183,020
Pennsylvania Turnpike Commission Rev., VRN, 0.69%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	4,981,300
Pennsylvania Turnpike Commission Rev., VRN, 0.79%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	9,988,200
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,119,820
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,708,500
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,546,386
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,265,780
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,847,570
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,716,250
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	2,007,831
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,231,586
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,025,810
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	765,350
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,403,451
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,728,735
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,025,550
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,146,112
Pittsburgh GO, 5.00%, 9/1/22, Prerefunded at 100% of Par(4)	3,000,000	3,284,340
Pittsburgh GO, 5.00%, 9/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,094,780
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	993,584
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,320,670
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	720,550
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,388,090
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	977,333
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,407,260
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,299,550
Pittsburgh Water & Sewer Authority Rev., VRN, 0.77%, (70% of the 1-month LIBOR plus 0.64%), 9/1/40 (AGM)	5,000,000	5,000,050
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,176,166
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	463,237
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,519,810
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,467,244
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,108,040
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,907,254
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	2,045,259
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,259,420
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,254,574
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	434,571
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	742,641
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,285,739
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,429,340
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,798,590
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,789,185

School District of Philadelphia GO, 5.00%, 9/1/20	500,000	500,000
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,436,100
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,704,636
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	629,025
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	609,962
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,562,095
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,810,390
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,028,211
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,397,601
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,573,066
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,234,130
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,029,467
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	919,148
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,207,980
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	566,500
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	703,596
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	755,238
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,120,514
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	976,014
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	945,540
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,196,440
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	833,434
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	829,577
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,745,400
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.33%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,990,100
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.45%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	9,982,200
		336,036,396
Rhode Island — 1.0%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,063,648
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,258,771
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,456,100
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,939,247
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,329,523
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,257,328
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,240,373
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,774,995
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,548,087
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,158,020
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	519,206
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	571,390
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	564,470
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,465,033
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,249,980
		39,396,171
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	431,158
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,008,800
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	2,007,355
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,368,668
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,052,260
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,979,250
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	281,998
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,377,366

Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	554,990
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,781,825
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,344,112
		29,187,782
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,066,401
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	528,870
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	431,175
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	741,071
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	471,465
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	444,394
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	561,426
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	559,465
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	14,051,760
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,879,000
		41,735,027
Texas — 11.2%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,718,664
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,188,620
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,300,508
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,175,750
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,169,450
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,570,192
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/35 (PSF-GTD)	1,685,000	2,018,798
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,491,088
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,781,820
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,220,244
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,837,112
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	244,224
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	461,461
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	399,581
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	602,750
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	450,086
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	657,866
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,073,115
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	552,811
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,461,780
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	8,122,685
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	757,575
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	787,976
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,879,884
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,213,440
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,692,067
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	295,862
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	270,973
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,083,890
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,517,175
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,610,820

Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	872,934
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(4)	2,500,000	2,548,225
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,119,200
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,206,660
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,377,340
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,274,240
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,291,059
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,909,040
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,057,202
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,091,500
Clear Creek Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,500,000	2,911,600
Clear Creek Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,480,330
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,057,670
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,211,313
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,311,728
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	592,710
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,712,340
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,662,230
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,315,900
Dallas Area Rapid Transit Rev., 4.00%, 12/1/34	1,800,000	2,187,846
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,935,512
Dallas Area Rapid Transit Rev., 4.00%, 12/1/35	1,000,000	1,209,650
Dallas Area Rapid Transit Rev., 4.00%, 12/1/36	1,680,000	2,023,207
Dallas Area Rapid Transit Rev., 4.00%, 12/1/37	2,235,000	2,681,978
Dallas Area Rapid Transit Rev., 4.00%, 12/1/38	3,000,000	3,588,000
Dallas Independent School District GO, VRN, 5.00%, 2/15/36 (PSF-GTD)	3,975,000	4,246,810
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/29	1,125,000	1,533,971
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	1,275,000	1,762,432
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/32	5,000,000	6,874,450
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,046,560
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	755,820
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,535,955
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	527,460
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	439,716
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	737,332
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	406,616
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	321,116
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	433,200
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	535,200
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	274,769
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	226,996
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,362,756
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	585,040
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,609,210
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,591,870
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,050,188
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,798,560
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,342,947
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,868,795
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,022,295
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,823,265
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,214,970
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,212,240
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,060,130

Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,749,764
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,048,540
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,224,063
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	917,748
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	908,480
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	761,187
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	823,620
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,078,690
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	548,245
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,450,696
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,062,040
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	511,699
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,052,510
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,766,208
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,318,360
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,144,960
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,088,060
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,202,479
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	757,187
Houston Independent School District GO, VRN, 2.40%, 6/1/36 (PSF-GTD)	8,000,000	8,121,680
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,434,200
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,697,136
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,805,550
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,200,260
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,795,590
Irving Hospital Authority Rev., 5.00%, 10/15/20	500,000	502,660
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	273,375
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	556,728
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	302,435
Irving Hospital Authority Rev., VRN, 1.19%, (MUNIPSA plus 1.10%), 10/15/44	1,750,000	1,709,837
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,076,010
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,327,400
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,607,350
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,483,060
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	837,214
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	545,693
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	576,260
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,019,740
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,679,820
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	989,960
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	966,650
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,033,264
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,012,785
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,216,800
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,171,180
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,640,925
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,659,637
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,501,937

North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,495,113
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,249,560
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,100,420
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,284,919
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,639,988
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,246,593
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,306,755
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,522,279
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,547,375
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,449,700
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,156,330
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,783,086
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,796,280
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,673,990
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,126,560
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26(3)	3,000,000	3,001,890
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,300,420
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	5,100,000	6,036,513
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,476,261
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,679,403
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,770,922
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,180,400
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,673,505
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,064,100
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	13,106,966
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,852,900
Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	5,107,326
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	3,108,725
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,680,701
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,424,137
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,725,900
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,948,339
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,899,189
University of Texas System Rev., 5.00%, 8/15/30	10,000,000	13,789,800
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,829,250
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	832,586
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,805,390
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,413,557
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,449,359
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,610,737
		461,745,246
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,170,640
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,237,250
		2,407,890
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	410,000	450,717
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	858,517
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,546,314
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	688,462
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,129,210
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	879,891
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,110,140

Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	991,557
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	546,580
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,741,640
		12,943,028
Virginia — 0.5%
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,302,520
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,863,848
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	256,525
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	710,878
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	669,330
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	410,000	411,488
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	745,583
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,565,730
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	746,141
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,177,410
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,188,180
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	825,195
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	476,420
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	553,695
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	516,614
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	858,210
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,140,700
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,545,370
		20,553,837
Washington — 3.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,725,880
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	2,000,000	2,709,220
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,196,810
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,358,850
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,002,490
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	10,803,900
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,991,700
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,970,685
State of Washington GO, 5.00%, 6/1/34(3)	1,500,000	1,980,480
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,597,614
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,785,668
State of Washington GO, 5.00%, 6/1/35(3)	1,500,000	1,972,410
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,412,788
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,222,560
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,326,070
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,252,800
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,540,600
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,654,258
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.14%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,016,620

Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.21%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	1,999,540
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,618,325
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,493,350
		149,632,618
Wisconsin — 1.0%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	668,508
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,666,790
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	839,792
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	895,052
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	370,976
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	902,640
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	335,043
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	332,703
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	358,475
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,167,830
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	653,088
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,132,570
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,072,206
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,207,381
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,360,476
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,161,094
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,337,341
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,566,112
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,540,550
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,158,480
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,794,945
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	425,000	421,579
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	549,030
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,260,940
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,758,749
		41,512,350
TOTAL MUNICIPAL SECURITIES (Cost $3,871,399,557)		4,097,291,827
EXCHANGE-TRADED FUNDS — 0.5%
VanEck Vectors High-Yield Municipal Index ETF (Cost $20,207,709)	349,500	21,032,910
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,891,607,266)		4,118,324,737
OTHER ASSETS AND LIABILITIES — 0.2%		6,604,426
TOTAL NET ASSETS — 100.0%		$4,124,929,163

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $118,811,364, which represented 2.9% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	4,097,291,827	—
Exchange-Traded Funds	21,032,910	—	—
	21,032,910	4,097,291,827	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.